Financial Instruments and Risk Management - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) Customer	Dec. 31, 2020 USD ($) Customer	Dec. 31, 2019 USD ($)
Derivative [Line Items]
Maximum percentage for Research and Development and Corporate costs of the total forecasted transactions	80.00%
Maximum percentage for manufacturing costs of forecasted transactions	70.00%
Maximum percentage for designated hedged item of forecasted transactions	100.00%
Hedge exposure to the variability of cash flows for forecasted transactions	24 months
Deferred losses on derivative instrument, net of tax	$ 48,000,000
Period of Accumulated other comprehensive income (loss)	12 months
Fair value of assets	$ 6,000,000	$ 65,000,000
Fair value of liabilities	$ 43,000,000	$ 2,000,000
Maximum outstanding amount per instrument with each Bank , as percentage of total	20.00%
Number of customer represented more than 10% of trade accounts receivable | Customer	0	0
Contingent consideration, liability	$ 77,000,000	$ 123,000,000
Change in fair value of contingent consideration	40,000,000
Impairment charge on investments	0	0	$ 0
Fair value measurement with unobservable inputs reconciliation non-recurring basis asset liability value	0	0
Unrealized loss position	0	0
Other Payables and Accrued Liabilities [Member]
Derivative [Line Items]
Contingent consideration, liability	7,000,000
Other Long-Term Liabilities [Member]
Derivative [Line Items]
Contingent consideration, liability	70,000,000	123,000,000
Cost of Sales [Member]
Derivative [Line Items]
Change in fair value of contingent consideration	6,000,000
R&D [Member]
Derivative [Line Items]
Change in fair value of contingent consideration	34,000,000
Foreign Exchange Contract [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member] | Cost of Sales [Member]
Derivative [Line Items]
Realized gain (loss) on reduction in operating expenses	(15,000,000)	3,000,000	51,000,000
Foreign Exchange Contract [Member] | Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member] | Reclassification Out of Accumulated Other Comprehensive Income [Member] | Operating Expense [Member]
Derivative [Line Items]
Realized gain (loss) on reduction in operating expenses	(4,000,000)	$ (3,000,000)	28,000,000
Currency Collars [Member] | Option One [Member]
Derivative [Line Items]
Fair value of net assets (liabilities)	1,000,000
Fair value of assets	2,000,000
Fair value of liabilities	1,000,000
Currency Collars [Member] | Option Two [Member]
Derivative [Line Items]
Fair value of net assets (liabilities)	13,000,000
Fair value of assets	1,000,000
Fair value of liabilities	14,000,000
Foreign Exchange Forward Contracts [Member]
Derivative [Line Items]
Fair value of assets	5,000,000
Fair value of liabilities	$ 30,000,000
Minimum [Member]
Derivative [Line Items]
Major customer percentage of trade accounts receivable	10.00%	10.00%
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments	$ 505,000,000	$ 897,000,000	575,000,000
Foreign currency forward contracts maturity term	47 days
Fair value of assets	$ 3,000,000	10,000,000
Fair value of liabilities	1,000,000	2,000,000
Not Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Payables and Accrued Liabilities [Member]
Derivative [Line Items]
Fair value of liabilities	$ 1,000,000	2,000,000
Not Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	4 days
Not Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	335 days
Designated as Hedging Instrument [Member]
Derivative [Line Items]
Notional amount of Derivative Instruments	$ 2,165,000,000	1,502,000,000	$ 1,328,000,000
Foreign currency forward contracts maturity term	142 days
Fair value of assets	$ 3,000,000	$ 55,000,000
Fair value of liabilities	42,000,000
Designated as Hedging Instrument [Member] | Currency Collars [Member] | Other Payables and Accrued Liabilities [Member]
Derivative [Line Items]
Fair value of liabilities	13,000,000
Designated as Hedging Instrument [Member] | Foreign Exchange Forward Contracts [Member] | Other Payables and Accrued Liabilities [Member]
Derivative [Line Items]
Fair value of liabilities	$ 29,000,000
Designated as Hedging Instrument [Member] | Minimum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	5 days
Designated as Hedging Instrument [Member] | Maximum [Member]
Derivative [Line Items]
Foreign currency forward contracts remaining terms	13 months